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                          LIR PREMIER MONEY MARKET FUND

                     LIR PREMIER TAX-FREE MONEY MARKET FUND

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

                                                         February 6, 2001



Dear Investor,


The written expense reimbursement/fee waiver agreements described in the "Expenses and Fee Tables" sections of the prospectus (on page 5 for LIR Premier Money Market Fund and on page 8 for LIR Premier Tax-Free Money Market Fund) are being continued through December 31, 2001.

                                                                     ZS-85